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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (114.71%)

Consumer Discretionary (28.98%)
	Automobile Manufacturers (5.12%)
400,000	Tesla Motors, Inc.[1]	$81,430,603	$83,380,000

	Automotive Retail (4.59%)
1,600,000	CarMax, Inc.[1]	51,857,799	74,880,000

	Broadcasting (2.03%)
400,000	Discovery Communications, Inc., Cl A1	8,755,655	33,080,000

	Hotels, Resorts & Cruise Lines (8.26%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	134,525,000

	Leisure Facilities (3.96%)
925,800	Vail Resorts, Inc.	27,801,851	64,528,260

	Specialty Stores (5.02%)
1,499,500	Dick’s Sporting Goods, Inc.	32,278,123	81,887,695

Total Consumer Discretionary		269,272,573	472,280,955

Energy (10.63%)
	Oil & Gas Drilling (4.62%)
700,000	Helmerich & Payne, Inc.	24,104,765	75,292,000

	Oil & Gas Exploration & Production (6.01%)
800,000	Concho Resources, Inc.[1]	66,533,353	98,000,000

Total Energy		90,638,118	173,292,000

Financials (23.56%)
	Asset Management & Custody Banks (5.88%)
1,670,000	The Carlyle Group	37,003,451	58,683,800
450,000	T. Rowe Price Group, Inc.	37,229,909	37,057,500

		74,233,360	95,741,300

	Investment Banking & Brokerage (4.82%)
2,875,000	The Charles Schwab Corp.	25,083,814	78,573,750

	Property & Casualty Insurance (8.65%)
2,450,000	Arch Capital Group Ltd.[1,2]
		33,071,318	140,973,000

	Specialized REITs (4.21%)
1,880,345	Gaming and Leisure Properties, Inc.	61,057,419	68,557,379

Total Financials		193,445,911	383,845,429

Shares		Cost	Value

Common Stocks (continued)

Health Care (13.28%)
	Health Care Equipment (6.64%)
600,000	Edwards Lifesciences Corp.[1]	$40,471,126	$44,502,000
525,000	IDEXX Laboratories, Inc.[1]	45,812,786	63,735,000

		86,283,912	108,237,000

	Health Care Technology (3.05%)
310,000	Athenahealth, Inc.[1]	50,432,109	49,674,400

	Life Sciences Tools & Services (3.59%)
393,000	Illumina, Inc.[1]	21,587,710	58,423,380

Total Health Care		158,303,731	216,334,780

Industrials (15.77%)
	Research & Consulting Services (5.52%)
1,500,000	Verisk Analytics, Inc., Cl A1	40,826,578	89,940,000

	Trading Companies & Distributors (10.25%)
2,100,000	Air Lease Corp.	67,554,653	78,309,000
1,800,000	Fastenal Co.	31,516,561	88,776,000

		99,071,214	167,085,000

Total Industrials		139,897,792	257,025,000

Information Technology (13.03%)
	Application Software (4.53%)
685,000	FactSet Research Systems, Inc.	39,877,102	73,849,850

	Internet Software & Services (5.73%)
500,000	CoStar Group, Inc.[1]	19,068,649	93,370,000

	IT Consulting & Other Services (2.77%)
649,000	Gartner, Inc.[1]	41,264,138	45,066,560

Total Information Technology		100,209,889	212,286,410

Utilities (9.46%)
	Electric Utilities (9.46%)
4,125,000	ITC Holdings Corp.	42,176,973	154,068,750

Total Common Stocks		993,944,987	1,869,133,324

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Shares	Cost	Value

Private Equity Investments (1.65%)

Financials (1.65%)
Asset Management & Custody Banks (1.65%)
7,579,130	Windy City Investments
Holdings, L.L.C.[1,3,4,5]	$41,134,888	$26,981,703

Total Investments (116.36%)	$1,035,079,875	1,896,115,027

Liabilities Less Cash and Other Assets (-16.36%)	(266,645,696)

Net Assets	$1,629,469,331

Retail Shares (Equivalent to $35.11 per share based on 34,709,266 shares outstanding)	$1,218,534,541

Institutional Shares (Equivalent to $35.56 per share based on 11,556,491 shares outstanding)	$410,934,790

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At March 31, 2014, the market value of restricted and fair valued securities amounted to $26,981,703 or 1.65% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.56%)

Consumer Discretionary (37.97%)
	Automotive Retail (3.91%)
160,000	CarMax, Inc.[1]	$4,693,294	$7,488,000

	Casinos & Gaming (4.46%)
360,509	Pinnacle Entertainment, Inc.[1]	7,020,463	8,544,063

	Hotels, Resorts & Cruise Lines (10.34%)
150,000	Choice Hotels International, Inc.	5,080,139	6,900,000
240,000	Hyatt Hotels Corp., Cl A1	7,807,007	12,914,400

		12,887,146	19,814,400

	Internet Retail (2.60%)
953,180	AO World plc (United Kingdom)[1,2]	4,941,189	4,989,756

	Leisure Facilities (4.95%)
136,230	Vail Resorts, Inc.	8,272,836	9,495,231

	Leisure Products (2.87%)
210,000	BRP, Inc. (Canada)[1,2]	5,303,082	5,499,322

	Movies & Entertainment (4.50%)
500,000	Manchester United plc, Cl A1,2	7,906,006	8,620,000

	Specialty Stores (4.34%)
152,500	Dick’s Sporting Goods, Inc.	4,219,565	8,328,025

Total Consumer Discretionary		55,243,581	72,778,797

Consumer Staples (4.81%)
	Household Products (1.80%)
50,000	Church & Dwight Co., Inc.	1,274,171	3,453,500

	Packaged Foods & Meats (3.01%)
80,000	TreeHouse Foods, Inc.[1]	5,584,620	5,759,200

Total Consumer Staples		6,858,791	9,212,700

Energy (3.93%)
	Oil & Gas Drilling (3.93%)
70,000	Helmerich & Payne, Inc.	3,338,878	7,529,200

Shares		Cost	Value

Common Stocks (continued)

Financials (6.67%)
	Asset Management & Custody Banks (3.67%)
200,000	The Carlyle Group	$4,721,843	$7,028,000

	Property & Casualty Insurance (3.00%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	5,754,000

Total Financials		6,521,899	12,782,000

Health Care (2.12%)
	Health Care Distributors (2.12%)
34,000	Henry Schein, Inc.[1]	1,353,700	4,058,580

Industrials (18.17%)
	Industrial Machinery (7.44%)
200,000	Colfax Corp.[1]	6,735,985	14,266,000

	Railroads (4.82%)
95,000	Genesee & Wyoming, Inc., Cl A1	3,087,329	9,245,400

	Research & Consulting Services (2.82%)
90,000	Verisk Analytics, Inc., Cl A1	2,549,137	5,396,400

	Trading Companies & Distributors (3.09%)
120,000	Fastenal Co.	3,138,162	5,918,400

Total Industrials		15,510,613	34,826,200

Information Technology (16.43%)
	Application Software (6.83%)
75,000	FactSet Research Systems, Inc.	5,828,282	8,085,750
101,870	Guidewire Software, Inc.[1]	4,816,692	4,996,724

		10,644,974	13,082,474

	Internet Software & Services (9.60%)
140,000	Benefitfocus, Inc.[1]	4,558,935	6,575,800
35,000	CoStar Group, Inc.[1]	7,376,514	6,535,900
60,000	Zillow, Inc., Cl A1	4,687,362	5,286,000

		16,622,811	18,397,700

Total Information Technology		27,267,785	31,480,174

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (4.78%)
	Construction Materials (2.84%)
100,000	CaesarStone Sdot-Yam Ltd.[1,2]	$4,361,343	$5,438,000

	Industrial Gases (1.94%)
35,000	Airgas, Inc.	2,176,188	3,727,850

Total Materials		6,537,531	9,165,850

Utilities (4.68%)
	Electric Utilities (4.68%)
240,000	ITC Holdings Corp.	5,358,002	8,964,000

Total Common Stocks		127,990,780	190,797,501

Principal Amount

Short Term Investments (0.95%)

$1,826,614	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $1,826,614; (Fully collateralized by $1,755,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $1,864,688)[3]	1,826,614	1,826,614

Total Investments (100.51%)		$129,817,394	192,624,115

Liabilities Less Cash and Other Assets (-0.51%)			(977,782)

Net Assets			$191,646,333

Retail Shares (Equivalent to $13.91 per share based on 3,434,824 shares outstanding)			$47,778,549

Institutional Shares (Equivalent to $14.04 per share based on 10,243,652 shares outstanding)			$143,867,784

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.66%)

Australia (3.08%)
100,000	Brambles Ltd.	$868,115	$858,773
60,869	Domino’s Pizza Enterprises Ltd.	438,589	1,128,998

Total Australia		1,306,704	1,987,771

Brazil (6.45%)
95,000	Anhanguera Educacional Participações SA	409,927	586,161
40,000	Cetip SA - Mercados Organizados	445,801	484,795
54,000	Kroton Educacional SA	380,652	1,187,572
70,000	Smiles SA	876,903	1,118,334
50,000	TOTVS SA	310,800	784,487

Total Brazil		2,424,083	4,161,349

Canada (4.48%)
5,600	Constellation Software, Inc.	744,747	1,357,576
18,000	Crescent Point Energy Corp.	794,570	656,988
25,000	Suncor Energy, Inc.	898,436	874,000

Total Canada		2,437,753	2,888,564

China (6.51%)
37,000	21Vianet Group, Inc., ADR[1]	417,431	1,061,900
450,000	Haitong Securities Co., Ltd., Cl H	664,683	597,563
2,500,000	Kingdee International Software Group Co. Ltd.[1]	340,555	954,039
13,000	Sina Corporation[1]	632,577	785,330
11,500	Tencent Holdings Ltd.	101,016	799,877

Total China		2,156,262	4,198,709

France (4.82%)
6,000	Eurofins Scientific SE	363,491	1,795,766
14,000	Ingenico SA	224,422	1,309,401

Total France		587,913	3,105,167

Germany (11.79%)
4,500	Brenntag AG	692,884	834,752
35,000	Deutsche Post AG	702,081	1,300,432
7,000	Fuchs Petrolub SE	567,653	616,994
77,660	PATRIZIA Immobilien AG1	445,649	894,422
20,000	ProSiebenSat.1 Media AG	946,205	915,311
115,000	RIB Software AG	737,359	1,790,256
25,000	Symrise AG	313,127	1,248,839

Total Germany		4,404,958	7,601,006

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (1.83%)
285,000	Wynn Macau Ltd.	$388,778	$1,177,625

India (3.79%)
25,000	Axis Bank Ltd.	581,281	611,369
210,000	DEN Networks Ltd.[1]	546,278	673,013
72,067	Hathway Cable and Datacom Ltd.[1]	210,644	292,443
25,000	Larsen & Toubro Ltd.	505,961	532,421
50,000	Sun TV Network Ltd.	357,194	336,347

Total India		2,201,358	2,445,593

Indonesia (1.37%)
1,250,000	Sarana Menara Nusantara Tbk PT1,2	260,297	434,548
850,000	Tower Bersama Infrastructure Tbk PT2	274,403	450,662

Total Indonesia		534,700	885,210

Ireland (1.55%)
17,000	Ryanair Holdings plc, ADR[1]	412,174	999,770

Israel (4.24%)
22,000	Check Point Software Technologies Ltd.[1]	1,072,479	1,487,860
15,000	Mellanox Technologies Ltd.[1]	580,341	586,950
15,000	SodaStream International Ltd.[1]	490,415	661,500

Total Israel		2,143,235	2,736,310

Japan (14.74%)
25,000	Bridgestone Corp.	480,797	886,499
95,000	Daiwa Securities Group, Inc.	925,468	826,527
7,800	FANUC Corp.	708,043	1,375,759
40,000	Kakaku.com, Inc.	349,861	650,681
32,000	Mitsui Fudosan Co. Ltd.	614,419	976,292
65,000	Rakuten, Inc.	895,344	867,171
14,000	Sanrio Co. Ltd.	478,549	472,024
25,500	SoftBank Corp.	866,957	1,927,046
50,000	Sony Financial Holdings, Inc.	805,778	818,680
155,000	Sumitomo Mitsui Trust Holdings, Inc.	709,054	699,801

Total Japan		6,834,270	9,500,480

Mexico (0.33%)
211,336	Agrinos AS1	957,702	211,767

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (3.43%)
30,000	DNB ASA	$473,763	$521,561
65,600	Opera Software ASA	421,332	857,824
27,624	Seadrill Partners, LLC	607,728	828,720

Total Norway		1,502,823	2,208,105

Russian Federation (1.26%)
27,000	Yandex N.V., Cl A1	773,458	815,130

South Africa (1.88%)
250,000	Steinhoff International Holdings Ltd.	1,161,878	1,211,056

Spain (3.17%)
35,000	Grifols SA, ADR	619,732	1,445,500
4,000	Inditex SA	599,513	600,104

Total Spain		1,219,245	2,045,604

Sweden (0.64%)
20,000	Lundin Petroleum AB1	251,953	411,291

Switzerland (5.31%)
13,000	Compagnie Financière Richemont SA	240,098	1,241,106
16,000	Credit Suisse Group AG, ADR	485,411	518,080
22,067	Julius Baer Group Ltd.	562,219	979,230
9,000	Syngenta AG, ADR	408,858	682,020

Total Switzerland		1,696,586	3,420,436

United Kingdom (8.84%)
209,738	AO World plc[1]	995,050	1,097,947
20,000	Croda International plc	825,408	848,913
26,000	easyJet plc	581,586	743,382
40,000	Experian plc	242,809	720,876
75,000	Inchcape plc	639,289	807,734
16,000	Intertek Group plc	274,140	819,438
135,000	Premier Oil plc	660,385	663,718

Total United Kingdom		4,218,667	5,702,008

United States (5.15%)
26,000	Agilent Technologies, Inc.	710,610	1,453,920
15,000	Arch Capital Group Ltd.[1]	293,022	863,100
3,000	Core Laboratories N.V.	127,140	595,320
10,000	Criteo SA, ADR[1]	310,000	405,500

Total United States		1,440,772	3,317,840

Total Common Stocks		39,055,272	61,030,791

Principal Amount		Cost	Value

Short Term Investments (3.32%)

$2,143,405	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $2,143,405; (Fully collateralized by $2,060,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $2,188,750)[2]	$2,143,405	$2,143,405

Total Investments (97.98%)		$41,198,677	63,174,196

Cash and Other Assets Less Liabilities (2.02%)			1,303,902

Net Assets			$64,478,098

Retail Shares (Equivalent to $19.20 per share based on 952,007 shares outstanding)			$18,280,375

Institutional Shares (Equivalent to $19.36 per share based on 2,386,695 shares outstanding)			$46,197,723

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2014	of Net Assets

Consumer Discretionary	23.7%
Information Technology	21.2
Financials	13.6
Industrials	12.7
Health Care	7.3
Energy	6.2
Materials	5.6
Telecommunication Services	4.4
Cash and Cash Equivalents*	5.3

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.43%)

Consumer Discretionary (32.59%)
	Casinos & Gaming (8.00%)
452,250	Las Vegas Sands Corp.	$24,377,140	$36,532,755
961,017	Pinnacle Entertainment, Inc.[1]	16,290,835	22,776,103
187,900	Wynn Resorts Ltd.	23,416,011	41,741,985

		64,083,986	101,050,843

	Home Improvement Retail (4.64%)
477,907	The Home Depot, Inc.	38,035,957	37,816,781
424,600	Lowe’s Companies, Inc.	16,603,293	20,762,940

		54,639,250	58,579,721
	Homebuilding (2.73%)
1,170,200	Brookfield Residential Properties, Inc.[1,2]	24,687,792	24,539,094
130,200	Toll Brothers, Inc.[1]	4,298,973	4,674,180
325,562	TRI Pointe Homes, Inc.[1]	5,923,339	5,283,871

		34,910,104	34,497,145

	Hotels, Resorts & Cruise Lines (17.22%)
1,255,499	Diamond Resorts International, Inc.[1]	18,661,268	21,280,708
623,123	Extended Stay America, Inc.	13,578,985	14,188,511
885,100	Hyatt Hotels Corp., Cl A1	38,147,572	47,627,231
118,652	Marriott Vacations Worldwide Corp.[1]	4,809,516	6,633,833
688,300	Norwegian Cruise Line Holdings Ltd.[1,2]	19,820,963	22,211,441
763,750	Starwood Hotels & Resorts Worldwide, Inc.	50,789,912	60,794,500
612,600	Wyndham Worldwide Corp.	36,938,088	44,860,698

		182,746,304	217,596,922

Total Consumer Discretionary		336,379,644	411,724,631

Energy (0.40%)
	Oil & Gas Storage & Transportation (0.40%)
169,250	Golar LNG Partners L.P.[2]	4,952,600	5,060,575

Financials (34.00%)
	Diversified Real Estate Activities (1.31%)
403,900	Brookfield Asset Management, Inc., Cl A2	14,780,240	16,499,315

	Diversified REITs (1.16%)
148,600	Vornado Realty Trust	12,733,744	14,646,016
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Hotel & Resort REITs (4.23%)
433,500	LaSalle Hotel Properties	$11,655,547	$13,572,885
1,867,450	Strategic Hotels & Resorts, Inc.[1]	15,056,798	19,029,315
1,515,600	Sunstone Hotel Investors, Inc.	18,156,530	20,809,188

		44,868,875	53,411,388

	Mortgage REITs (1.38%)
606,757	Blackstone Mortgage Trust, Inc., Cl A	16,393,904	17,444,264

	Office REITs (3.00%)
622,522	CyrusOne, Inc.	12,696,849	12,967,133
595,886	Douglas Emmett, Inc.	14,022,825	16,172,346
87,100	SL Green Realty Corp.	7,457,121	8,764,002

		34,176,795	37,903,481

	Real Estate Development (1.15%)
102,077	The Howard Hughes Corp.[1]	11,979,028	14,567,409

	Real Estate Operating Companies (3.88%)
1,000,000	Forest City Enterprises, Inc., Cl A1	18,559,663	19,100,000
1,726,114	Kennedy Wilson Europe Real Estate plc (United Kingdom)[1,2,3]	29,710,342	29,927,988

		48,270,005	49,027,988

	Real Estate Services (9.19%)
1,679,000	CBRE Group, Inc., Cl A1	38,173,991	46,054,970
367,230	Jones Lang LaSalle, Inc.	34,458,119	43,516,755
1,180,700	Kennedy-Wilson Holdings, Inc.	19,285,994	26,577,557

		91,918,104	116,149,282

	Residential REITs (1.89%)
372,434	American Campus Communities, Inc.	13,242,797	13,910,410
1,016,888	Education Realty Trust, Inc.	9,912,699	10,036,685

		23,155,496	23,947,095

	Retail REITs (2.64%)
108,600	Simon Property Group, Inc.	16,829,137	17,810,400
442,800	Tanger Factory Outlet Centers, Inc.	14,535,649	15,498,000

		31,364,786	33,308,400

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Specialized REITs (2.33%)
155,550	Alexandria Real Estate Equities, Inc.[3]	$10,306,502	$11,286,708
202,096	American Tower Corp.	15,641,581	16,545,600
44,794	Gaming and Leisure Properties, Inc.	1,358,958	1,633,189

		27,307,041	29,465,497

	Thrifts & Mortgage Finance (1.84%)
1,034,359	Essent Group, Ltd.[1,2]	21,980,759	23,231,703

Total Financials		378,928,777	429,601,838

Health Care (14.04%)
	Health Care Facilities (14.04%)
1,972,700	Brookdale Senior Living, Inc.[1]	52,777,537	66,105,177
1,776,455	Capital Senior Living Corp.[1,4]	37,767,380	46,170,066
2,069,803	Emeritus Corp.[1]	53,143,765	65,074,606

Total Health Care		143,688,682	177,349,849

Industrials (1.96%)
	Building Products (1.96%)
1,026,500	Builders FirstSource, Inc.[1]	5,908,855	9,351,415
357,200	Owens Corning	13,338,364	15,420,324

Total Industrials		19,247,219	24,771,739

Information Technology (2.82%)
	Application Software (0.82%)
569,700	RealPage, Inc.[1]	11,937,386	10,345,752

	Internet Software & Services (0.61%)
41,764	CoStar Group, Inc.[1]	8,538,470	7,799,009

	IT Consulting & Other Services (1.39%)
94,904	Equinix, Inc.[1,3]	16,478,885	17,542,056

Total Information Technology		36,954,741	35,686,817

Materials (2.98%))
	Construction Materials (2.57%)
596,000	CaesarStone Sdot-Yam Ltd.[1,2]	11,610,641	32,410,480

	Forest Products (0.41%)
182,800	Boise Cascade Company[1]	4,569,953	5,235,392

Total Materials		16,180,594	37,645,872

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (4.27%)
	Wireless Telecommunication Services (4.27%)
49,211,650	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2,5]	$12,509,675	$17,107,864
206,300	SBA Communications Corp., Cl A1	15,316,149	18,765,048
34,047,909	Tower Bersama Infrastructure Tbk PT (Indonesia)[2,5]	17,742,224	18,051,890

Total Telecommunication Services		45,568,048	53,924,802

Utilities (2.37%)
	Electric Utilities (2.37%)
457,800	Brookfield Infrastructure Partners L.P.[2]	16,989,780	18,060,210
317,400	ITC Holdings Corp.	9,300,028	11,854,890

Total Utilities		26,289,808	29,915,100

Total Common Stocks		1,008,190,113	1,205,681,223

Principal Amount

Short Term Investments (5.05%)

$63,744,408	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $63,744,408; (Fully collateralized by $61,195,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $65,019,688)[5]	63,744,408	63,744,408

Total Investments (100.48%)		$1,071,934,521	1,269,425,631

Liabilities Less Cash and Other Assets (-0.48%)			(6,099,775)

Net Assets			$1,263,325,856

Retail Shares (Equivalent to $23.34 per share based on 27,277,830 shares outstanding)			$636,674,046

Institutional Shares (Equivalent to $23.54 per share based on 26,616,839 shares outstanding)			$626,651,810

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (88.04%)

Brazil (13.56%)
881,000	Anhanguera Educacional Participações SA	$5,334,788	$5,435,875
525,800	BM&FBOVESPA SA	2,468,577	2,606,985
1,000,000	Cetip SA - Mercados Organizados	10,830,765	12,119,877
475,000	Estácio Participações SA	3,966,894	4,785,588
600,500	Kroton Educacional SA	9,647,141	13,206,236
315,200	Linx SA	6,091,643	6,197,035
290,600	M. Dias Branco SA	11,776,339	11,705,967
575,100	Multiplus SA	6,775,575	6,336,492
900,300	Smiles SA	12,645,840	14,383,374
525,200	TOTVS SA	7,866,646	8,240,247

Total Brazil		77,404,208	85,017,676

Canada (0.51%)
480,200	Africa Oil Corp.[1]	4,015,292	3,218,708

Chile (2.03%)
25,025,659	CFR Pharmaceuticals SA	5,598,943	5,024,527
2,615	CFR Pharmaceuticals SA 144A, ADR[2]	47,627	52,509
240,700	Sociedad Química y Minera de Chile SA, ADR	6,222,631	7,639,818

Total Chile		11,869,201	12,716,854

China (19.17%)
300,900	21Vianet Group, Inc., ADR[1]	5,928,591	8,635,830
5,000,800	Baoxin Auto Group Ltd.	4,724,871	4,255,177
1,750,900	Biostime International Holdings Ltd.	14,315,513	12,020,296
2,150,000	China Mengniu Dairy Co. Ltd.	10,125,216	10,754,851
755,700	Great Wall Motor Co. Ltd.	4,150,613	3,794,819
8,050,700	Haitong Securities Co., Ltd., Cl H	12,938,854	10,690,674
130,300	Hollysys Automation Technologies Ltd.[1]	2,068,322	2,806,662
20,532,100	Kingdee International Software Group Co. Ltd.[1]	6,109,579	7,835,366
415,000	Perfect World Co. Ltd., ADR	8,714,874	8,578,050
90,000	Qihoo 360 Technology Co. Ltd., ADR[1]	8,060,848	8,962,200
153,218	Qunar Cayman Islands Ltd., ADR[1]	3,688,116	4,686,939
5,998,000	Shandong Weigao Group Medical Polymer Co. Ltd.	7,244,548	6,828,123
7,200,300	Sihuan Pharmaceutical Holdings Group Ltd.	6,325,064	8,670,251
120,400	Sina Corporation[1]	8,673,090	7,273,364
95,100	Tencent Holdings Ltd.	5,701,983	6,614,639
210,500	WuXi PharmaTech (Cayman), Inc., ADR[1]	6,858,960	7,759,030

Total China		115,629,042	120,166,271

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (4.36%)
1,900,300	Luk Fook Holdings International Ltd.	$6,861,845	$5,990,116
5,500,900	Man Wah Holdings Ltd.	9,325,167	9,290,504
1,500,400	Melco International Development Ltd.	5,137,853	5,019,710
1,700,500	Wynn Macau Ltd.	7,195,377	7,026,497

Total Hong Kong		28,520,242	27,326,827

India (13.15%)
1,300,940	Amara Raja Batteries Ltd.	7,294,691	8,591,247
300,000	Axis Bank Ltd.	6,955,991	7,336,431
1,750,000	Crompton Greaves Ltd.	4,319,770	4,700,071
1,700,061	DEN Networks Ltd.[1]	4,018,585	5,448,393
5,500,000	Dish TV India Ltd.[1]	5,130,843	4,798,024
400,200	Divi’s Laboratories Ltd.	7,852,322	9,152,885
900,958	Hathway Cable and Datacom Ltd.[1]	3,764,804	3,656,029
275,000	Larsen & Toubro Ltd.	5,660,860	5,856,628
460,000	Lupin Ltd.	7,339,368	7,187,392
550,000	PVR Ltd.	4,673,596	4,317,761
1,050,700	Sun TV Network Ltd.	6,335,943	7,068,002
800,876	Torrent Pharmaceuticals Ltd.	6,484,364	7,030,169
1,600,400	Zee Entertainment Enterprises Ltd.	6,625,308	7,271,439

Total India		76,456,445	82,414,471

Indonesia (3.24%)
10,005,400	Bank Rakyat Indonesia (Persero) Tbk PT2	6,423,787	8,506,382
1,497,850	Sarana Menara Nusantara Tbk PT1,2	258,497	520,710
21,265,498	Tower Bersama Infrastructure Tbk PT2	10,651,503	11,274,773

Total Indonesia		17,333,787	20,301,865

Korea, Republic of (7.02%)
25,554	CJ O Shopping Co., Ltd.	9,409,975	8,745,664
150,000	Grand Korea Leisure Co., Ltd.	6,512,317	6,165,156
220,000	KIA Motors Corp.	11,546,795	12,256,095
7,500	Samsung Electronics Co., Ltd.	9,872,547	9,462,633
163,935	WeMade Entertainment Co., Ltd.[1]	6,154,287	7,361,635

Total Korea, Republic of		43,495,921	43,991,183

Malaysia (0.60%)
1,800,300	Hartalega Holdings Bhd	3,927,795	3,776,468

Mexico (2.30%)
90,042	Agrinos AS1	344,476	90,225
120,000	Fomento Económico Mexicano S.A.B. de C.V., ADR	10,967,906	11,188,800
1,000,300	Grupo Mexico S.A.B. de C.V., Series B	3,132,649	3,156,705

Total Mexico		14,445,031	14,435,730

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (1.04%)
500,497	Opera Software ASA	$6,165,762	$6,544,794

Philippines (3.52%)
7,251,200	Ayala Land, Inc.	4,299,676	4,834,672
70,403,800	Metro Pacific Investments Corp.	7,091,540	7,425,800
3,101,700	Universal Robina Corp.	8,223,602	9,821,416

Total Philippines		19,614,818	22,081,888

Russian Federation (1.35%)
280,000	Yandex N.V., Cl A1	9,913,914	8,453,200

Singapore (1.09%)
3,250,800	Global Logistic Properties Ltd.	7,384,524	6,848,414

South Africa (4.13%)
340,400	Aspen Pharmacare Holdings Ltd.	8,390,417	9,095,224
3,460,100	Steinhoff International Holdings Ltd.	14,493,130	16,761,503

Total South Africa		22,883,547	25,856,727

Taiwan, Province of China (8.61%)
4,500,000	Far EasTone Telecommunications Co., Ltd.	9,419,713	9,531,237
490,000	Ginko International Co., Ltd.	9,679,429	8,447,582
950,000	HIWIN Technologies Corp.	8,189,139	9,202,857
600,000	MediaTek Inc.	8,445,520	8,856,416
1,460,000	Novatek Microelectronics Corp.	5,977,684	6,688,121
560,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,903,902	11,221,210

Total Taiwan, Province of China		51,615,387	53,947,423

Thailand (1.72%)
1,210,200	Bangkok Bank Public Co., Ltd., NVDR	6,735,613	6,659,084
8,400,500	L.P.N. Development PCL, Cl F	4,276,230	4,143,280

Total Thailand		11,011,843	10,802,364

United Arab Emirates (0.64%)
9,842,800	SHUAA Capital psc[1]	3,066,570	4,019,657

Total Common Stocks		524,753,329	551,920,520

Shares			Cost	Value

Preferred Stocks (0.06%)

India (0.06%)
	30,983,400	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	$367,971	$368,340

Principal Amount

Convertible Bonds (0.68%)

China (0.68%)
HKD	34,000,000	Biostime International Holdings Ltd., 0.00% due 02/20/2019[1]	4,548,009	4,284,793

Short Term Investments (10.25%)

	$64,280,560	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $64,280,560; (Fully collateralized by $61,710,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $65,566,875) [2]	64,280,560	64,280,560

Total Investments (99.03%)			$593,949,869	620,854,213

Cash and Other Assets Less Liabilities (0.97%)				6,067,594

Net Assets				$626,921,807

Retail Shares (Equivalent to $11.74 per share based on 32,010,185 shares outstanding)				$375,928,320

Institutional Shares (Equivalent to $11.77 per share based on 21,322,665 shares outstanding)				$250,993,487

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2014, the market value of Rule 144A securities amounted to $52,509 or 0.01% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2014	of Net Assets

Consumer Discretionary	25.7%
Information Technology	19.7
Financials	12.0
Health Care	11.7
Consumer Staples	9.5
Industrials	4.5
Telecommunication Services	3.4
Materials	1.8
Energy	0.5
Cash and Cash Equivalents*	11.2

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.22%)

Energy (78.04%)
	Oil & Gas Drilling (2.82%)
7,246	Helmerich & Payne, Inc.	$488,626	$779,380
14,867	Seadrill Partners, LLC[2]	416,865	446,010

		905,491	1,225,390

	Oil & Gas Equipment & Services (19.08%)
7,139	CARBO Ceramics, Inc.	645,184	985,111
3,950	Core Laboratories N.V.[2]	570,411	783,838
45,142	Forum Energy Technologies, Inc.[1]	1,241,622	1,398,499
16,153	Frank’s International N.V.[2]	355,366	400,271
24,696	Halliburton Co.	1,136,067	1,454,348
5,843	National Oilwell Varco, Inc.	399,484	454,994
11,131	Oil States International, Inc.[1]	1,039,243	1,097,517
7,790	RigNet, Inc.[1]	172,914	419,336
42,157	Superior Energy Services, Inc.	1,141,938	1,296,749

		6,702,229	8,290,663

	Oil & Gas Exploration & Production (29.15%)
28,362	Africa Oil Corp. (Canada)[1,2]	175,765	190,106
4,139	Anadarko Petroleum Corporation	337,269	350,822
9,600	Antero Resources Corp.[1]	436,902	600,960
22,976	Athlon Energy, Inc.[1]	575,929	814,499
33,948	Bonanza Creek Energy, Inc.[1]	1,372,329	1,507,291
10,200	Cabot Oil & Gas Corp.	354,917	345,576
24,895	Cobalt International Energy, Inc.[1]	530,985	456,076
12,899	Concho Resources, Inc.[1]	1,166,738	1,580,128
2,984	EOG Resources, Inc.	482,597	585,371
20,036	Gulfport Energy Corp.[1]	1,163,793	1,426,163
58,802	Kodiak Oil & Gas Corp.[1,2]	554,418	713,856
9,749	Noble Energy, Inc.	582,257	692,569
24,538	Oasis Petroleum, Inc.[1]	959,230	1,023,971
43,700	RSP Permian, Inc.[1]	899,592	1,262,493
15,648	SM Energy Co.	1,016,440	1,115,546

		10,609,161	12,665,427

	Oil & Gas Refining & Marketing (1.99%)
7,678	Marathon Petroleum Corp.	619,630	668,293
3,877	Tesoro Corp.	196,523	196,137

		816,153	864,430
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (25.00%)
39,750	Atlas Energy LP	$1,844,897	$1,710,840
18,635	Golar LNG Ltd.[2]	687,678	776,893
11,140	Phillips 66 Partners LP	312,167	541,070
20,042	Rose Rock Midstream L.P.	718,113	831,543
78,104	Scorpio Tankers, Inc.[2]	718,170	778,697
14,858	Susser Petroleum Partners LP	436,091	522,259
35,340	Tallgrass Energy Partners LP	827,689	1,286,729
7,246	Targa Resources Corp.	451,076	719,238
17,228	Tesoro Logistics LP	929,262	1,037,298
15,200	Valero Energy Partners LP	351,526	601,768
9,076	Western Gas Equity Partners LP	327,834	445,722
7,837	Western Gas Partners LP	452,816	518,731
35,039	Western Refining Logistics LP	826,427	1,091,465

		8,883,746	10,862,253

Total Energy		27,916,780	33,908,163

Industrials (7.11%)
	Construction & Engineering (2.44%)
12,300	Badger Daylighting Ltd. (Canada)[2]	415,334	462,293
19,902	Primoris Services Corp.	420,399	596,662

		835,733	1,058,955

	Electrical Components & Equipment (0.49%)
6,263	Polypore International, Inc.[1]	247,526	214,257

	Industrial Machinery (3.40%)
10,294	Chart Industries, Inc.[1]	882,560	818,888
8,400	Flowserve Corp.	604,152	658,056

		1,486,712	1,476,944

	Trading Companies & Distributors (0.78%)
12,500	MRC Global, Inc.[1]	343,478	337,000

Total Industrials		2,913,449	3,087,156

Information Technology (1.24%)
	Semiconductor Equipment (1.24%)
28,700	SunEdison, Inc.[1]	598,382	540,708

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (continued)

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (6.83%)
	Diversified Metals & Mining (0.60%)
7,837	Freeport-McMoRan Copper & Gold, Inc.	$268,710	$259,170

	Fertilizers & Agricultural Chemicals (0.02%)
10,176	Agrinos AS (Mexico)[1,2]	58,502	10,197

	Specialty Chemicals (3.61%)
56,352	Flotek Industries, Inc.[1]	1,197,340	1,569,403

	Steel (2.60%)
24,717	SunCoke Energy, Inc.[1]	454,323	564,536
19,277	SunCoke Energy Partners LP	433,552	563,852

		887,875	1,128,388

Total Materials		2,412,427	2,967,158

Total Common Stocks		33,841,038	40,503,185

Principal Amount

Short Term Investments (7.52%)

$3,267,325	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $3,267,325; (Fully collateralized by $3,140,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $3,336,250)[3]	3,267,325	3,267,325

Total Investments (100.74%)		$37,108,363	43,770,510

Liabilities Less Cash and Other Assets (-0.74%)			(323,046)

Net Assets			$43,447,464

Retail Shares (Equivalent to $12.60 per share based on 2,999,720 shares outstanding)			$37,788,278

Institutional Shares (Equivalent to $12.67 per share based on 446,599 shares outstanding)			$5,659,186

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.23%)

Brazil (6.58%)
34,841	BM&FBOVESPA SA	$185,637	$172,746
30,664	Cetip SA - Mercados Organizados	349,257	371,644
3,557	M. Dias Branco SA	121,249	143,283
16,152	Smiles SA	259,676	258,048

Total Brazil		915,819	945,721

Canada (4.02%)
7,939	Brookfield Asset Management, Inc., Cl A	301,281	324,308
1,049	Constellation Software, Inc.	255,754	254,303

Total Canada		557,035	578,611

China (6.85%)
1,842	Baidu, Inc., ADR[1]	276,452	280,684
4,150	Qunar Cayman Islands Ltd., ADR[1]	62,250	126,949
4,238	Sina Corporation[1]	308,878	256,018
9,424	TAL Education Group, ADR[1]	214,811	212,228
3,909	Youku Tudou, Inc., ADR[1]	103,536	109,608

Total China		965,927	985,487

Hong Kong (3.39%)
2,175	Jardine Matheson Holdings Ltd.	125,666	137,199
70,000	Louis XIII Holdings Ltd.[1]	77,818	76,258
66,466	Wynn Macau Ltd.	259,331	274,639

Total Hong Kong		462,815	488,096

India (1.84%)
4,094	ICICI Bank Limited, ADR	156,186	179,317
3,291	Just Dial Ltd.[1]	49,160	85,380

Total India		205,346	264,697

Indonesia (5.18%)
839,586	Global Mediacom Tbk PT2	179,449	174,779
1,116,770	Sarana Menara Nusantara Tbk PT1,2	321,392	388,232
343,836	Tower Bersama Infrastructure Tbk PT2	157,981	182,299

Total Indonesia		658,822	745,310

Israel (2.14%)
1,361	Check Point Software Technologies Ltd.[1]	61,646	92,044
5,499	Mellanox Technologies Ltd.[1]	216,341	215,176

Total Israel		277,987	307,220

Shares		Cost	Value

Common Stocks (continued)

Japan (4.50%)
8,556	SoftBank Corp.	$694,580	$646,580

Netherlands (1.57%)
2,439	ASML Holding N.V.	195,111	225,899

Norway (1.77%)
8,505	Seadrill Partners, LLC	237,103	255,150

Russian Federation (3.91%)
6,231	QIWI plc, ADR	216,031	215,904
11,467	Yandex N.V., Cl A1	377,209	346,189

Total Russian Federation		593,240	562,093

Spain (2.80%)
9,757	Grifols SA, ADR	406,549	402,964

United Kingdom (4.69%)
22,104	AO World plc[1]	105,865	115,711
13,247	ARM Holdings plc	219,836	220,406
6,619	Intertek Group plc	317,279	338,991

Total United Kingdom		642,980	675,108

United States (45.99%)
11,505	Acxiom Corp.[1]	319,252	395,715
2,097	Amazon.com, Inc.[1]	711,606	705,682
7,736	Atlas Energy LP	325,719	332,957
3,256	Benefitfocus, Inc.[1]	184,545	152,934
383	Castlight Health Inc., Cl B1	6,128	8,127
7,150	Coupons.com Incorporated[1]	114,400	176,248
9,475	DreamWorks Animation SKG, Inc., Cl A1	264,559	251,561
9,605	Facebook, Inc., Cl A1	447,536	578,605
636	Google, Inc., Cl A1	644,506	708,828
9,837	Greenlight Capital Re Ltd., Cl A1	275,232	322,654
3,634	Illumina, Inc.[1]	377,710	540,230
4,248	MakeMyTrip Ltd.[1]	88,334	115,036
5,770	MasterCard, Inc., Cl A	404,805	431,019
4,564	Medidata Solutions, Inc.[1]	281,705	248,008
3,813	Monsanto Co.	402,514	433,805
308	priceline.com, Inc.[1]	308,414	367,102
4,563	Tallgrass Energy Partners LP	114,204	166,139
1,771	Tesoro Logistics LP	81,603	106,632
12,351	Xoom Corp.[1]	268,588	241,092
4,386	YUM! Brands, Inc.	320,809	330,661

Total United States		5,942,169	6,613,035

Total Common Stocks		12,755,483	13,695,971

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (22.71%)

$3,265,729	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2014, 0.00% due 4/1/2014; Proceeds at maturity - $3,265,729; (Fully collateralized by $3,140,000 U.S. Treasury Note, 3.125% due 5/15/2021; Market value - $3,336,250)[2]	$3,265,729	$3,265,729

Total Investments (117.94%)		$16,021,212	16,961,700

Liabilities Less Cash and Other Assets (-17.94%)			(2,580,580)

Net Assets			$14,381,120

Retail Shares (Equivalent to $13.65 per share based on 193,016 shares outstanding)			$2,634,651

Institutional Shares (Equivalent to $13.71 per share based on 856,699 shares outstanding)			$11,746,469

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2014	of Net Assets

Information Technology	33.4%
Consumer Discretionary	21.6
Financials	9.5
Telecommunication Services	8.5
Health Care	8.3
Energy	6.0
Industrials	3.9
Materials	3.0
Consumer Staples	1.0
Cash and Cash Equivalents*	4.8

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds Trust	March 31, 2014

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2014, the Funds did not have any securities on loan.

Baron Select Funds Trust	March 31, 2014

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

e) Fund Diversification and Concentration. Certain of the Funds hold relatively concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At March 31, 2014, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2014, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.
(Cost $41,134,888) (1.65% of Net Assets)	11/13/2007-1/27/2011	$26,981,703

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds Trust	March 31, 2014

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,869,133,324	$—	$—	$1,869,133,324
Private Equity Investments	—	—	26,981,703	26,981,703
Total Investments	$1,869,133,324	$—	$26,981,703	$1,896,115,027

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2014.

	Baron Focused Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$190,797,501	$—	$—	$190,797,501
Short Term Investments	—	1,826,614	—	1,826,614
Total Investments	$190,797,501	$1,826,614	$—	$192,624,115

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2014.

	Baron International Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$60,145,581	$885,210	$—	$61,030,791
Short Term Investments	—	2,143,405	—	2,143,405
Total Investments	$60,145,581	$3,028,615	$—	$63,174,196

$19,580,193 was transferred out of Level 2 into Level 1 at March 31, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Real Estate Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,170,521,469	$35,159,754	$—	$1,205,681,223
Short Term Investments	—	63,744,408	—	63,744,408
Total Investments	$1,170,521,469	$98,904,162	$—	$1,269,425,631

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2014.

	Baron Emerging Markets Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$531,566,146	$20,354,374	$—	$551,920,520
Preferred Stocks	368,340	—	—	368,340
Convertible Bonds	4,284,793	—	—	4,284,793
Short Term Investments	—	64,280,560	—	64,280,560
Total Investments	$536,219,279	$84,634,934	$—	$620,854,213

$79,862,059 was transferred out of Level 2 into Level 1 at March 31, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	March 31, 2014

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Energy and Resources Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$40,503,185	$—	$—	$40,503,185
Short Term Investments	—	3,267,325	—	3,267,325
Total Investments	$40,503,185	$3,267,325	$—	$43,770,510

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2014.

	Baron Global Advantage Fund
		Other
	Quoted Prices in	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$12,950,661	$745,310	$—	$13,695,971
Short Term Investments	—	3,265,729	—	3,265,729
Total Investments	$12,950,661	$4,011,039	$—	$16,961,700

$819,327 was transferred out of Level 2 into Level 1 at March 31, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2013	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	March 31, 2014	at March 31, 2014
Private Equity Investments Consumer Discretionary	$13,923,000	$—	$(23,400,000)	$25,077,000	$—	$15,600,000)	$—	$—	$—	$—
Financials	31,832,346	—	—	(4,850,643)	—	—	—	—	26,981,703	(4,850,643)
Total	$45,755,346	$—	$(23,400,000)	$20 226 357	$—	$(15,600,000)	$—	$—	$26,981,703	$(4,850,643)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2014 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of March 31, 2014	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2014	Range used on March 31, 2014
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$26,981,703	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value(1)	5.55%	5.55%
				Discount for lack of marketability	4.80%	4.80%
				EV/Run Rate EBITDA Multiple(2)	10.57x	7.99x to 12.21x
				Adjustment to the EBITDA Multiple due to leverage(2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	1.09%	-0.55% to 2.25%

(1)

The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SMI 100 Index and the historical returns of the equity of comparable public companies.

(2)

The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 10.57x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds Trust	March 31, 2014

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2014, the components of net assets on a tax basis were substantially as follows:

		Baron	Baron		Baron	Baron	Baron
	Baron	Focused	International		Emerging	Energy and	Global
	Partners	Growth	Growth	Baron Real	Markets	Resources	Advantage
	Fund	Fund	Fund	Estate Fund	Fund	Fund	Fund
Cost of investments	$1,035,079,875	$129,817,394	$41,198,677	$1,071,934,521	$593,949,869	$37,108,363	$16,021,212
Unrealized appreciation	$876,118,455	$63,647,335	$23,154,568	$200,829,547	$43,772,925	$7,099,777	$1,213,753
Unrealized depreciation	(15,083,303)	(840,614)	(1,179,049)	(3,338,437)	(16,868,581)	(437,630)	(273,265)
Net unrealized appreciation	$861,035,152	$62,806,721	$21,975,519	$197,491,110	$26,904,344	$6,662,147	$940,488

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON REAL ESTATE FUND				Net Change in
				Unrealized
	Value at	Purchase		Appreciation	Realized	Shares Held at	Value at
Name of Issuer	December 31, 2013	Cost	Sales Proceeds/	(Depreciation)	Gains/(Losses)	March 31, 2014	March 31, 2014
“Affiliated” Company as of March 31, 2014:
Capital Senior Living Corp.	$38,730,775	$3,984,516	$—	$3,454,775	$—	1,776,455	$46,170,066

	$38,730,775	$3,984,516	$—	$3,454,775	$—		$46,170,066

[1]
An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three month period ended March 31, 2014.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON

Ronald Baron

Chief Executive Officer

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron

Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong

Treasurer and Chief Financial Officer

Date: May 20, 2014